Segment information - Geographic information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	€ 361,465	€ 248,921	€ 838,617
Property and equipment, net	15,905	26,682
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	102,687	57,406	192,526
Germany
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	42,301	27,491	68,491
Property and equipment, net	15,817	26,289
United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	41,389	26,637	85,284
All other countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	175,088	137,387	€ 492,316
Property and equipment, net	€ 88	€ 393